Leases - Types of lease assets under operating leases (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Operating Lease [Line Items]
Cost		¥ 16,425	¥ 57,901
Accumulated depreciation		(933)	(1,808)
Net carrying amount		15,492	56,093
Real estate [Member]
Operating Lease [Line Items]
Cost	[1]	354	2,771
Accumulated depreciation	[1]	(285)	(1,498)
Net carrying amount	[1]	69	1,273
Aircraft [Member]
Operating Lease [Line Items]
Cost		16,071	55,130
Accumulated depreciation		(648)	(310)
Net carrying amount		¥ 15,423	¥ 54,820

[1]	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate utilized by Nomura.